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        PIC Investment Trust

                                                       January 29, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

        RE: PIC Investment Trust
            Post Effective Amendment No. 13 to the
            Registration Statement on Form N-1A
            (File Nos. 33-44579 and 811-6498)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), PIC Investment Trust, (the "Trust") hereby certifies that:

        (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 27, 1997.

Very truly yours,

PIC Investment Trust


By: /s/ Robert H. Wadsworth
    ----------------------------
    Assistant Secretary